CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income Statement [Abstract]
Cost of revenue, related party	¥ 22,347	¥ 31,813	¥ 45,757
Foreign currency translation adjustments, tax	¥ 0	¥ 0	¥ 0